Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Time charter revenues	$ 33,777,000	$ 35,510,000	$ 69,852,000	$ 70,395,000	$ 658,311,000
Total revenues	33,777,000	36,610,000	69,916,000	71,495,000
Operating expenses	(11,336,000)	(7,563,000)	(19,805,000)	(16,103,000)
Depreciation and amortization	(5,589,000)	(5,268,000)	(10,912,000)	(10,536,000)
Operating income	15,277,000	28,890,000	37,976,000	59,337,000
Unrealized gain (loss) on derivative instruments	0	544,000	0	1,175,000
Net income (loss)	6,156,000	19,944,000	20,291,000	41,630,000
Equity in earnings (losses) of joint ventures	(1,575,000)	5,111,000	(1,223,000)	14,481,000
Cash and cash equivalents	27,137,000	20,980,000	27,137,000	20,980,000	26,326,000	$ 22,679,000
Restricted cash	8,011,000	5,958,000	8,011,000	5,958,000	6,003,000	6,962,000
Total current assets	51,288,000		51,288,000		46,865,000
Restricted cash	12,887,000	13,404,000	12,887,000	13,404,000	13,125,000	$ 13,640,000
Vessels, net of accumulated depreciation	650,596,000		650,596,000		658,311,000
Total long-term assets	964,334,000		964,334,000		976,175,000
Current portion of long-term debt	44,660,000		44,660,000		45,458,000
Derivative financial instruments	2,199,000		2,199,000		259,000
Refund liabilities	1,589,000		1,589,000		1,834,000
Total current liabilities	63,714,000		63,714,000		57,180,000
Long-term debt	385,085,000		385,085,000		390,087,000
Derivative financial liabilities	13,438,000		13,438,000		2,438,000
Total long-term liabilities	458,297,000		458,297,000		445,423,000
Accumulated losses of joint ventures	(4,031,000)		(4,031,000)		$ (2,808,000)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	18,865,000	19,893,000	37,867,000	39,548,000
Accruals historical boil-off claim	2,639,000	1,259,000	4,295,000	3,595,000
Total revenues	21,504,000	21,152,000	42,162,000	43,143,000
Operating expenses	(4,467,000)	(5,417,000)	(8,226,000)	(10,364,000)
Depreciation and amortization	(5,058,000)	(4,952,000)	(10,317,000)	(9,907,000)
Operating income	11,979,000	10,783,000	23,619,000	22,872,000
Unrealized gain (loss) on derivative instruments	(9,297,000)	5,933,000	(14,379,000)	18,963,000
Other financial expense, net	(5,985,000)	(6,648,000)	(11,994,000)	(13,181,000)
Net income (loss)	$ (3,303,000)	$ 10,068,000	$ (2,754,000)	$ 28,654,000
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ (1,652,000)	$ 5,034,000	$ (1,377,000)	$ 14,327,000
Eliminations	77,000	77,000	154,000	154,000
Equity in earnings (losses) of joint ventures	(1,575,000)	$ 5,111,000	(1,223,000)	$ 14,481,000
Cash and cash equivalents	15,278,000		15,278,000		$ 7,958,000
Restricted cash	19,625,000		19,625,000		13,844,000
Other current assets	3,187,000		3,187,000		1,894,000
Total current assets	38,090,000		38,090,000		23,696,000
Restricted cash	25,709,000		25,709,000		25,448,000
Vessels, net of accumulated depreciation	529,438,000		529,438,000		539,324,000
Deferred charges	0		0		194,000
Total long-term assets	555,147,000		555,147,000		564,966,000
Current portion of long-term debt	27,435,000		27,435,000		26,599,000
Amounts and loans due to owners and affiliates	707,000		707,000		1,215,000
Derivative financial instruments	12,655,000		12,655,000		10,178,000
Refund liabilities	26,337,000		26,337,000		26,055,000
Other current liabilities	15,705,000		15,705,000		8,924,000
Total current liabilities	82,839,000		82,839,000		72,971,000
Long-term debt	389,290,000		389,290,000		403,052,000
Loans due to owners and affiliates	7,359,000		7,359,000		7,071,000
Derivative financial liabilities	63,465,000		63,465,000		51,563,000
Contract liabilities for deferred revenue	42,558,000		42,558,000		43,526,000
Total long-term liabilities	502,672,000		502,672,000		505,212,000
Net liabilities	7,726		7,726		10,479
Share of joint ventures net liabilities before eliminations	3,863,000		3,863,000		5,240,000
Eliminations	(7,894,000)		(7,894,000)		(8,048,000)
Accumulated losses of joint ventures	$ (4,031,000)		$ (4,031,000)		$ (2,808,000)